Revenues	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues	Revenues
a) Total Revenues by Major Product Type and Business Unit

The following table shows our revenues disaggregated by major product type and by business unit. Our business units are reported based on the primary products that they produce and are consistent with our reportable segments (Note 29) that have revenue from contracts with customers. A business unit can have revenue from more than one commodity, as it can include an operation that produces more than one product. Intra-segment revenues are accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation.

(CAD$ in millions)	2020
	Copper	Zinc	Steelmaking Coal	Energy	Total
Copper	$2,119	$—	$—	$—	$2,119
Zinc	189	2,062	—	—	2,251
Steelmaking coal	—	—	3,375	—	3,375
Blended bitumen	—	—	—	454	454
Silver	35	432	—	—	467
Lead	5	356	—	—	361
Other	71	314	—	—	385
Intra-segment	—	(464)	—	—	(464)
	$2,419	$2,700	$3,375	$454	$8,948

(CAD$ in millions)	2019
	Copper	Zinc	Steelmaking Coal	Energy	Total
Copper	$2,158	$—	$—	$—	$2,158
Zinc	163	2,366	—	—	2,529
Steelmaking coal	—	—	5,522	—	5,522
Blended bitumen	—	—	—	975	975
Silver	24	376	—	—	400
Lead	5	395	—	—	400
Other	119	350	—	—	469
Intra-segment	—	(519)	—	—	(519)
	$2,469	$2,968	$5,522	$975	$11,934
b) Total Revenues by Regions

The following table shows our revenues disaggregated by geographical region. Revenues are attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2020	2019
Asia
China	$1,861	$1,983
Japan	1,211	1,813
South Korea	982	1,174
India	588	947
Other	757	1,077
Americas
United States	1,189	1,617
Canada	1,027	1,376
Latin America	166	236
Europe
Germany	610	486
Finland	124	263
Spain	163	224
Other	270	738
	$8,948	$11,934